UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Robinson Tax Advantaged Income Fund
Class A: ROBAX)
(Class C: ROBCX)
(Institutional Class: ROBNX)

Robinson Opportunistic Income Fund
(Class A: RBNAX)
(Class C: RBNCX)
(Institutional Class: RBNNX)

SEMI-ANNUAL REPORT
June 30, 2016

Robinson Tax Advantaged Income Fund
Robinson Opportunistic Income Fund
Each a series of Investment Managers Series Trust

Table of Contents

Robinson Tax Advantaged Income Fund
Schedule of Investments	1
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Robinson Opportunistic Income Fund
Schedule of Investments	11
Statement of Assets and Liabilities	15
Statement of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights	18
Notes to Financial Statements	21
Supplemental Information	31
Expense Examples	35

This report and the financial statements contained herein are provided for the general information of the shareholders of the Robinson Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.libertystreetfunds.com

Robinson Tax Advantaged Income Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2016 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS – 97.0%
293,213	AllianceBernstein National Municipal Income Fund, Inc.	$4,424,584
138,790	BlackRock Investment Quality Municipal Trust, Inc.	2,482,953
27,386	BlackRock Long-Term Municipal Advantage Trust	349,445
70,916	BlackRock Muni Intermediate Duration Fund, Inc.	1,080,760
32,240	BlackRock Municipal 2030 Target Term Trust	780,208
65,512	BlackRock Municipal Bond Trust	1,183,147
72,658	BlackRock Municipal Income Quality Trust	1,180,692
119,776	BlackRock Municipal Income Trust	1,893,659
28,494	BlackRock Municipal Income Trust II	471,291
243,283	BlackRock MuniEnhanced Fund, Inc.	3,123,754
50,020	BlackRock MuniHoldings Fund II, Inc.	848,839
53,119	BlackRock MuniHoldings Fund, Inc.	1,006,074
62,271	BlackRock MuniYield Fund, Inc.	1,001,940
81,158	BlackRock MuniYield Investment Fund	1,361,831
53,554	BlackRock MuniYield Quality Fund II, Inc.	775,462
127,908	BlackRock MuniYield Quality Fund III, Inc.	2,003,039
200,333	BlackRock MuniYield Quality Fund, Inc.	3,373,608
139,478	Deutsche Municipal Income Trust	2,015,457
23,384	Deutsche Strategic Municipal Income Trust	335,560
262,965	Dreyfus Municipal Bond Infrastructure Fund, Inc.	3,752,511
229,224	Dreyfus Municipal Income Inc	2,294,532
399,042	Eaton Vance Municipal Bond Fund	5,654,425
140,513	Eaton Vance Municipal Bond Fund II	1,960,156
94,160	Eaton Vance Municipal Income 2028 Term Trust	1,999,958
397,909	Eaton Vance Municipal Income Trust	5,849,262
52,180	Eaton Vance National Municipal Opportunities Trust	1,202,227
73,089	Federated Premier Municipal Income Fund	1,211,816
79,285	Invesco Municipal Trust	1,126,640
38,606	Invesco Quality Municipal Income Trust	533,535
101,230	MainStay DefinedTerm Municipal Opportunities Fund	2,093,436
430,741	MFS High Income Municipal Trust	2,369,075
235,149	MFS High Yield Municipal Trust	1,156,933
58,782	MFS Investment Grade Municipal Trust	621,914
161,313	MFS Municipal Income Trust	1,222,753
375,504	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund	6,105,695
414,189	Nuveen Enhanced Municipal Credit Opportunities Fund	6,593,889
77,644	Nuveen Enhanced Municipal Value Fund	1,271,809
80,560	Nuveen Investment Quality Municipal Fund, Inc.	1,346,963
199,084	Nuveen Municipal Market Opportunity Fund, Inc.	3,002,187
32,350	Nuveen Performance Plus Municipal Fund, Inc.	534,098
121,503	Nuveen Premier Municipal Income Fund, Inc.	1,831,050
291,947	Nuveen Premium Income Municipal Fund 2, Inc.	4,522,259
342,964	Nuveen Premium Income Municipal Fund, Inc.	5,291,935
84,303	Nuveen Select Quality Municipal Fund, Inc.	1,308,383
120,533	PIMCO Municipal Income Fund II	1,682,641

Robinson Tax Advantaged Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS (Continued)
325,520	PIMCO Municipal Income Fund III	$4,192,698
306,958	Pioneer Municipal High Income Advantage Trust	4,331,177
211,049	Pioneer Municipal High Income Trust	3,020,111
451,665	Putnam Managed Municipal Income Trust	3,631,387
255,602	Putnam Municipal Opportunities Trust	3,419,955
125,257	Western Asset Intermediate Muni Fund, Inc.	1,326,472
154,230	Western Asset Managed Municipals Fund, Inc.	2,336,584

	TOTAL CLOSED-END FUNDS (Cost $110,394,996)	118,490,769

	EXCHANGE-TRADED FUNDS – 1.8%
15,000	iPATH S&P 500 VIX Short-Term Futures ETN*	207,000
25,000	SPDR Nuveen S&P High Yield Municipal Bond ETF	1,495,000
15,000	VanEck Vectors High-Yield Municipal Index ETF	484,800

	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,242,504)	2,186,800

Principal Amount
	SHORT-TERM INVESTMENTS – 2.0%
$2,409,545	UMB Money Market Fiduciary, 0.01%[1]	2,409,545

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,409,545)	2,409,545

	TOTAL INVESTMENTS – 100.8% (Cost $115,047,045)	123,087,114

	Liabilities in Excess of Other Assets – (0.8)%	(1,020,353)

	TOTAL NET ASSETS – 100.0%	$122,066,761

ETF – Exchange Traded Fund
ETN – Exchange Traded Note
*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
(140)	U.S. 5 Year Treasury Note	September 2016	$(16,788,362)	$(17,102,968)	$(314,606)
(140)	U.S. 10 Year Treasury Note	September 2016	(18,111,800)	(18,617,813)	(506,013)
(70)	U.S. Treasury Long Bond	September 2016	(11,354,416)	(12,064,063)	(709,647)

TOTAL FUTURES CONTRACTS			$(46,254,578)	$(47,784,844)	$(1,530,266)

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund
SUMMARY OF INVESTMENTS
As of June 30, 2016 (Unaudited)

Security Type	Percent of Total Net Assets
Closed-End Funds	97.0%
Exchange-Traded Funds	1.8%
Short-Term Investments	2.0%
Total Investments	100.8%
Liabilities in Excess of Other Assets	(0.8)%
TOTAL NET ASSETS	100.0%

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund
STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2016 (Unaudited)

Assets:
Investments, at value (cost $115,047,045)	$123,087,114
Cash deposited with brokers for futures contracts	2,535,775
Receivables:
Investment securities sold	1,002,960
Fund shares sold	475,544
Dividends and interest	299,308
Prepaid expenses	37,670
Total assets	127,438,371

Liabilities:
Payables:
Investment securities purchased	3,589,873
Unrealized depreciation on futures contracts	1,530,266
Fund shares redeemed	99,894
Advisory fees	95,191
Distribution fees - Class A & Class C (Note 6)	11,701
Shareholder servicing fees (Note 7)	5,280
Fund administration fees	10,046
Auditing fees	8,307
Transfer agent fees and expenses	8,229
Fund accounting fees	7,919
Chief Compliance Officer fees	2,150
Custody fees	1,241
Trustees' fees and expenses	64
Accrued other expenses	1,449
Total liabilities	5,371,610

Net Assets	$122,066,761

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$115,426,985
Accumulated net investment loss	(67,273)
Accumulated net realized gain on investments and futures contracts	197,246
Net unrealized appreciation (depreciation) on:
Investments	8,040,069
Futures contracts	(1,530,266)
Net Assets	$122,066,761

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$28,120,836
Shares of beneficial interest issued and outstanding	2,644,894
Redemption price[1]	$10.63
Maximum sales charge (3.75% of offering price)[2]	0.41
Maximum offering price to public	$11.04

Class C Shares:
Net assets applicable to shares outstanding	$8,551,926
Shares of beneficial interest issued and outstanding	804,978
Redemption price[3]	$10.62

Institutional Class Shares:
Net assets applicable to shares outstanding	$85,393,999
Shares of beneficial interest issued and outstanding	8,033,067
Redemption price	$10.63

[1]	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may be charged on certain purchases of $500,000 or more that are redeemed in whole or in part within 18 months of the date of purchase.
[2]	No initial sales charge is applied to purchases of $1 million or more.
[3]	A CDSC of 1.00% may be charged on purchases that are redeemed in whole or in part within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2016 (Unaudited)

Investment Income:
Dividends	$2,684,631
Interest	158
Total investment income	2,684,789

Expenses:
Advisory fees	522,253
Fund administration fees	38,730
Registration fees	26,691
Transfer agent fees and expenses	27,446
Distribution fees - Class C (Note 6)	23,081
Distribution fees - Class A (Note 6)	22,674
Fund accounting fees	21,800
Shareholder servicing fees (Note 7)	16,286
Custody fees	10,538
Auditing fees	9,300
Legal fees	9,205
Miscellaneous	7,423
Chief Compliance Officer fees	5,598
Shareholder reporting fees	4,353
Trustees' fees and expenses	4,004
Insurance fees	648
Total expenses	750,030
Advisory fees waived	(63,819)
Net expenses	686,211
Net investment income	1,998,578

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain (loss) on:
Investments	2,222,783
Futures contracts	(1,437,866)
Net realized gain	784,917
Net change in unrealized appreciation/depreciation on:
Investments	6,537,454
Futures contracts	(1,898,329)
Net change in unrealized appreciation/depreciation	4,639,125
Net realized and unrealized gain on investments and futures contracts	5,424,042

Net Increase in Net Assets from Operations	$7,422,620

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$1,998,578	$2,022,083
Net realized gain (loss) on investments and futures contracts	784,917	(506,763)
Net change in unrealized appreciation/depreciation on investments and futures contracts	4,639,125	1,747,878
Net increase in net assets resulting from operations	7,422,620	3,263,198

Distributions to Shareholders:
From net investment income:
Class A	(378,462)	(110,681)
Class C	(77,142)	(7,379)
Institutional Class	(1,610,247)	(1,905,322)
Total distributions to shareholders	(2,065,851)	(2,023,382)

Capital Transactions:
Net proceeds from shares sold:
Class A	20,465,087	10,074,300
Class C	7,035,936	1,215,081
Institutional Class	45,953,715	64,492,226
Reinvestment of distributions:
Class A	258,227	65,121
Class C	73,478	7,379
Institutional Class	818,496	250,380
Cost of shares redeemed:
Class A	(3,569,923)	(547,378)
Class C	(96,301)	(2,962)
Institutional Class	(26,999,238)	(14,183,637)
Net increase in net assets from capital transactions	43,939,477	61,370,510

Total increase in net assets	49,296,246	62,610,326

Net Assets:
Beginning of period	72,770,515	10,160,189
End of period	$122,066,761	$72,770,515

Accumulated net investment loss	$(67,273)	$-

Capital Share Transactions:
Shares sold:
Class A	1,986,606	1,027,993
Class C	682,817	123,301
Institutional Class	4,459,713	6,494,470
Shares reinvested:
Class A	25,021	6,654
Class C	7,111	742
Institutional Class	79,423	25,550
Shares redeemed:
Class A	(345,368)	(56,518)
Class C	(9,202)	(296)
Institutional Class	(2,616,264)	(1,421,979)
Net increase in capital share transactions	4,269,857	6,199,917

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015	For the Period September 30, 2014* through December 31, 2014
Net asset value, beginning of period	$10.09	$10.03	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.21	0.45	0.11
Net realized and unrealized gain on investments	0.55	0.06	0.03
Total from investment operations	0.76	0.51	0.14

Less Distributions:
From net investment income	(0.22)	(0.45)	(0.11)

Net asset value, end of period	$10.63	$10.09	$10.03

Total return	7.64%[3,6]	5.34%[4]	1.44%[4,6]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$28,121	$9,874	$5

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[5]	1.73%[7]	2.10%	6.27%[7]
After fees waived and expenses absorbed[5]	1.60%[7]	1.60%	1.60%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed[2]	3.93%[7]	4.15%	(0.23)%[7]
After fees waived and expenses absorbed[2]	4.06%[7]	4.65%	4.44%[7]

Portfolio turnover rate	80%[6]	92%	19%[6]

*	Commencement of operations
[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 3.75% of offering price which is reduced on sales of $50,000 or more and no initial sales charge is applied to purchases of $500,000 million or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain purchases of $1 million or more that are redeemed in whole or in part within 18 months of purchase. If these sales charges were included total returns would be lower.
[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more and no initial sales charge is applied to purchases of $1 million or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of purchase. If these sales charges were included total returns would be lower.
[5]	Does not include expenses of the investment companies in which the Fund invests.
[6]	Not annualized.
[7]	Annualized.

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund
FINANCIAL HIGHLIGHTS
Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015	For the Period September 30, 2014* through December 31, 2014
Net asset value, beginning of period	$10.09	$10.03	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.17	0.38	0.09
Net realized and unrealized gain on investments	0.55	0.06	0.04
Total from investment operations	0.72	0.44	0.13

Less Distributions:
From net investment income	(0.19)	(0.38)	(0.10)

Net asset value, end of period	$10.62	$10.09	$10.03

Total return[3]	7.18%[5]	4.60%	1.27%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,552	$1,253	$5

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[4]	2.48%[6]	2.85%	7.02%[6]
After fees waived and expenses absorbed[4]	2.35%[6]	2.35%	2.35%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed[2]	3.18%[6]	3.40%	(0.98)%[6]
After fees waived and expenses absorbed[2]	3.31%[6]	3.90%	3.69%[6]

Portfolio turnover rate	80%[5]	92%	19%[5]

*	Commencement of operations
[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on purchases that are redeemed in whole or in part within 12 months of purchase. If these sales charges were included total returns would be lower.
[4]	Does not include expenses of the investment companies in which the Fund invests.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund
FINANCIAL HIGHLIGHTS
Institutional Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015	For the Period September 30, 2014* through December 31, 2014
Net asset value, beginning of period	$10.09	$10.03	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.22	0.48	0.12
Net realized and unrealized gain on investments	0.55	0.06	0.03
Total from investment operations	0.77	0.54	0.15

Less Distributions:
From net investment income	(0.23)	(0.48)	(0.12)

Net asset value, end of period	$10.63	$10.09	$10.03

Total return[3]	7.77%[5]	5.58%	1.52%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$85,394	$61,644	$10,150

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[4]	1.48%[6]	1.85%	6.02%[6]
After fees waived and expenses absorbed[4]	1.35%[6]	1.35%	1.35%[6]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed[2]	4.18%[6]	4.40%	0.02%[6]
After fees waived and expenses absorbed[2]	4.31%[6]	4.90%	4.69%[6]

Portfolio turnover rate	80%[5]	92%	19%[5]

*	Commencement of operations
[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Does not include expenses of the investment companies in which the Fund invests.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2016 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS – 97.1%
79,163	Advent Claymore Convertible Securities and Income Fund	$1,104,324
271,474	AllianzGI Convertible & Income Fund	1,669,565
416,626	AllianzGI Convertible & Income Fund II	2,212,284
163,488	Alpine Global Premier Properties Fund	897,549
86,333	Apollo Senior Floating Rate Fund, Inc.	1,364,061
43,288	Ares Dynamic Credit Allocation Fund, Inc.	595,210
10,476	Babson Capital Global Short Duration High Yield Fund	187,101
148,919	BlackRock Corporate High Yield Fund, Inc.	1,554,714
20,000	BlackRock Credit Allocation Income Trust	260,400
77,027	BlackRock Limited Duration Income Trust	1,174,662
80,195	Blackstone/GSO Long-Short Credit Income Fund	1,158,818
126,958	Blackstone/GSO Strategic Credit Fund	1,826,926
280,925	Brookfield High Income Fund, Inc.	2,025,469
69,386	Brookfield Mortgage Opportunity Income Fund, Inc.	1,031,770
189,900	Calamos Convertible and High Income Fund	2,014,839
55,038	Diversified Real Asset Income Fund	910,879
11,500	Eaton Vance Floating-Rate Income Trust	154,445
100,305	Eaton Vance Limited Duration Income Fund	1,348,099
86,561	Eaton Vance Senior Floating-Rate Trust	1,132,218
90,030	Fiduciary/Claymore MLP Opportunity Fund	1,242,414
151,550	Invesco Senior Income Trust	633,479
4,500	Ivy High Income Opportunities Fund	61,515
123,200	John Hancock Investors Trust	1,985,984
141,550	Neuberger Berman High Yield Strategies Fund, Inc.	1,549,972
74,785	New America High Income Fund, Inc.	639,412
87,500	Nuveen Credit Strategies Income Fund	707,000
8,805	Nuveen Diversified Dividend & Income Fund	103,018
25,314	Nuveen Dow 30sm Dynamic Overwrite Fund	367,812
56,284	Nuveen Flexible Investment Income Fund	890,413
71,706	Nuveen Floating Rate Income Opportunity Fund	735,704
119,604	Nuveen Global High Income Fund	1,721,102
60,697	Nuveen Real Estate Income Fund	728,364
167,958	Nuveen Senior Income Fund	1,014,466
106,182	Pacholder High Yield Fund, Inc.	756,016
24,587	PCM Fund, Inc.	238,986
40,863	PIMCO Dynamic Credit Income Fund	781,709
48,837	PIMCO Income Opportunity Fund	1,123,251
29,838	Pioneer Diversified High Income Trust	468,457
207,218	Pioneer High Income Trust	2,090,830
22,364	Prudential Short Duration High Yield Fund, Inc.	353,128
15,000	Virtus Global Multi-Sector Income Fund	227,400
25,000	Voya Global Advantage and Premium Opportunity Fund	246,750
60,468	Voya Global Equity Dividend and Premium Opportunity Fund	419,043
54,127	Voya Infrastructure Industrials and Materials Fund	669,010
196,300	Voya Prime Rate Trust	1,005,056

Robinson Opportunistic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS (Continued)
221,142	Wells Fargo Income Opportunities Fund	$1,747,022
37,718	Western Asset Emerging Markets Income Fund, Inc.	408,863
174,643	Western Asset High Income Fund II, Inc.	1,212,022

	TOTAL CLOSED-END FUNDS (Cost $45,089,704)	46,751,531

	EXCHANGE-TRADED FUNDS – 0.7%
25,300	iPATH S&P 500 VIX Short-Term Futures ETN*	349,140

	TOTAL EXCHANGE-TRADED FUNDS (Cost $596,894)	349,140

Principal Amount
	SHORT-TERM INVESTMENTS – 1.7%
$804,243	UMB Money Market Fiduciary, 0.01%[1]	804,243

	TOTAL SHORT-TERM INVESTMENTS (Cost $804,243)	804,243

	TOTAL INVESTMENTS – 99.5% (Cost $46,490,841)	47,904,914

	Other Assets in Excess of Liabilities – 0.5%	248,825

	TOTAL NET ASSETS – 100.0%	$48,153,739

ETN – Exchange Traded Note
*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)

(75)	E-mini S&P 500	September 2016	$(7,736,062)	$(7,838,250)	$(102,188)
(20)	U.S. 2 Year Treasury Note	September 2016	(4,355,836)	(4,386,562)	(30,726)
(50)	U.S. 5 Year Treasury Note	September 2016	(5,995,845)	(6,108,203)	(112,358)
(10)	U.S. 10 Year Treasury Note	September 2016	(1,293,700)	(1,329,844)	(36,144)

TOTAL FUTURES CONTRACTS			$(19,381,443)	$(19,662,859)	$(281,416)

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund
SUMMARY OF INVESTMENTS
As of June 30, 2016 (Unaudited)

Security Type	Percent of Total Net Assets
Closed-End Funds	97.1%
Exchange-Traded Funds	0.7%
Short-Term Investments	1.7%
Total Investments	99.5%
Other Assets in Excess of Liabilities	0.5%
TOTAL NET ASSETS	100.0%

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund
STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2016 (Unaudited)

Assets:
Investments, at value (cost $46,490,841)	$47,904,914
Cash deposited with brokers for futures contracts	666,721
Receivables:
Investment securities sold	554,874
Fund shares sold	2,419
Dividends and interest	140,425
Prepaid offering costs	17,309
Prepaid expenses	53,608
Total assets	49,340,270

Liabilities:
Payables:
Investment securities purchased	838,245
Unrealized depreciation on futures contracts	281,416
Advisory fees	26,062
Shareholder servicing fees (Note 7)	4,538
Distribution fees - Class A & Class C (Note 6)	704
Auditing fees	7,948
Transfer agent fees and expenses	6,534
Fund administration fees	5,514
Fund accounting fees	4,218
Custody fees	3,038
Trustees' fees and expenses	997
Chief Compliance Officer fees	802
Accrued other expenses	6,515
Total liabilities	1,186,531

Net Assets	$48,153,739

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$48,187,166
Accumulated net investment loss	(1,923)
Accumulated net realized loss on investments and futures contracts	(1,164,161)
Net unrealized appreciation (depreciation) on:
Investments	1,414,073
Futures contracts	(281,416)
Net Assets	$48,153,739

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$2,615,004
Shares of beneficial interest issued and outstanding	249,639
Redemption price[1]	$10.48
Maximum sales charge (5.75% of offering price)[2]	0.64
Maximum offering price to public	$11.12

Class C Shares:
Net assets applicable to shares outstanding	$367,519
Shares of beneficial interest issued and outstanding	35,140
Redemption price[3]	$10.46

Institutional Class Shares:
Net assets applicable to shares outstanding	$45,171,216
Shares of beneficial interest issued and outstanding	4,312,816
Redemption price	$10.47

[1]	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may be charged on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of the date of purchase.
[2]	No initial sales charge is applied to purchases of $1 million or more.
[3]	A CDSC of 1.00% may be charged on purchases that are redeemed in whole or in part within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2016 (Unaudited)

Investment Income:
Dividends	$1,686,425
Interest	63
Total investment income	1,686,488

Expenses:
Advisory fees	195,392
Registration fees	24,142
Fund administration fees	20,242
Transfer agent fees and expenses	17,402
Offering costs	14,814
Fund accounting fees	11,830
Auditing fees	9,448
Custody fees	8,212
Shareholder servicing fees (Note 7)	7,844
Legal fees	6,328
Miscellaneous	4,978
Shareholder reporting fees	4,972
Trustees' fees and expenses	4,732
Chief Compliance Officer fees	4,326
Distribution fees - Class A (Note 6)	932
Insurance fees	622
Distribution fees - Class C (Note 6)	561
Total expenses	336,777
Advisory fees waived	(95,783)
Net expenses	240,994
Net investment income	1,445,494

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on:
Investments	(730,883)
Futures contracts	(433,278)
Net realized loss	(1,164,161)
Net change in unrealized appreciation/depreciation on:
Investments	2,965,863
Futures contracts	(281,416)
Net change in unrealized appreciation/depreciation	2,684,447
Net realized and unrealized gain on investments and futures contracts	1,520,286

Net Increase in Net Assets from Operations	$2,965,780

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2016 (Unaudited)	For the Period Ended December 31, 2015*
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$1,445,494	$-
Net realized loss on investments and futures contracts	(1,164,161)	-
Net change in unrealized appreciation/depreciation on investments and futures contracts	2,684,447	-
Net increase in net assets resulting from operations	2,965,780	-

Distributions to Shareholders:
From net investment income:
Class A	(35,676)	-
Class C	(4,413)	-
Institutional Class	(1,407,328)	-
Total distributions to shareholders	(1,447,417)	-

Capital Transactions:
Net proceeds from shares sold:
Class A	3,421,416	2,500
Class C	355,783	2,500
Institutional Class	25,683,786	5,000
Institutional Class Capital Issued with Reorganization of Private Fund (Note 1)	36,879,274	-
Reinvestment of distributions:
Class A	33,881	-
Class C	1,857	-
Institutional Class	829,714	-
Cost of shares redeemed:
Class A	(871,412)	-
Institutional Class	(19,708,923)	-
Net increase in net assets from capital transactions	46,625,376	10,000

Total increase in net assets	48,143,739	10,000

Net Assets:
Beginning of period	10,000	-
End of period	$48,153,739	$10,000

Accumulated net investment loss	$(1,923)	$-

Capital Share Transactions:
Shares sold:
Class A	330,775	250
Class C	34,710	250
Institutional Class	2,564,520	250
Institutional Class Shares Issued with Reorganization of Private Fund (Note 1)	3,687,927	-
Shares reinvested:
Class A	3,286	-
Class C	180	-
Institutional Class	84,344	-
Shares redeemed:
Class A	(84,672)	-
Institutional Class	(2,024,475)	-
Net increase in capital share transactions	4,596,595	1,000

*	Commencement of operations

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2016 (Unaudited)	For the Period Ended December 31, 2015*
Net asset value, beginning of period	$10.00	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.41	-
Net realized and unrealized gain on investments	0.46	-
Total from investment operations	0.87	-

Less Distributions:
From net investment income	(0.39)	-

Net asset value, end of period	$10.48	$10.00

Total return[3]	9.00%[5]	-%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,615	$3

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[4]	2.14%[6]	-%
After fees waived and expenses absorbed[4]	1.60%[6]	-%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed[2]	7.36%[6]	-%
After fees waived and expenses absorbed[2]	7.90%[6]	-%

Portfolio turnover rate	75%[5]	-%

*	Commencement of operations
[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more and no initial sales charge is applied to purchases of $1 million or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of purchase. If these sales charges were included total returns would be lower.
[4]	Does not include expenses of the investment companies in which the Fund invests.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund
FINANCIAL HIGHLIGHTS
Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2016 (Unaudited)	For the Period Ended December 31, 2015*
Net asset value, beginning of period	$10.00	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.37	-
Net realized and unrealized gain on investments	0.45	-
Total from investment operations	0.82	-

Less Distributions:
From net investment income	(0.36)	-

Net asset value, end of period	$10.46	$10.00

Total return[3]	8.46%[5]	-%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$368	$3

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[4]	2.89%[6]	-%
After fees waived and expenses absorbed[4]	2.35%[6]	-%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed[2]	6.61%[6]	-%
After fees waived and expenses absorbed[2]	7.15%[6]	-%

Portfolio turnover rate	75%[5]	-%

*	Commencement of operations
[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on purchases that are redeemed in whole or in part within 12 months of purchase. If these sales charges were included total returns would be lower.
[4]	Does not include expenses of the investment companies in which the Fund invests.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund
FINANCIAL HIGHLIGHTS
Institutional Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2016 (Unaudited)	For the Period Ended December 31, 2015*
Net asset value, beginning of period	$10.00	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.40	-
Net realized and unrealized gain on investments	0.47	-
Total from investment operations	0.87	-

Less Distributions:
From net investment income	(0.40)	-

Net asset value, end of period	$10.47	$10.00

Total return[3]	8.99%[5]	-%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$45,171	$5

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[4]	1.89%[6]	-%
After fees waived and expenses absorbed[4]	1.35%[6]	-%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed[2]	7.61%[6]	-%
After fees waived and expenses absorbed[2]	8.15%[6]	-%

Portfolio turnover rate	75%[5]	-%

*	Commencement of operations
[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Does not include expenses of the investment companies in which the Fund invests.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Robinson Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2016 (Unaudited)

Note 1 – Organization
Robinson Tax Advantaged Income Fund (“Tax Advantaged Income” or “Tax Advantaged Income Fund”) and Robinson Opportunistic Income Fund (“Opportunistic Income” or “Opportunistic Income Fund”) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Tax Advantaged Income Fund seeks total return with an emphasis on providing current income, a substantial portion of which will be exempt from federal income taxes. The Fund commenced investment operations on September 30, 2014, with three classes of shares: Class A, Class C and Institutional Class.

The Opportunistic Income Fund seeks total return with an emphasis on providing current income. The Fund commenced operations on December 31, 2015, with Class A, Class C, and Institutional Class shares, prior to which its only activity was the receipt of a $10,000 investment from principals of the Fund’s advisor and a $36,879,274 transfer of shares of the Fund in exchange for the net assets of the Robinson Income and Principal Preservation Fund I, LP, a Delaware limited partnership (the “Company”). This exchange was nontaxable, whereby the Fund’s Institutional Class issued 3,687,927 shares for the net assets of the Company on December 31, 2015. Assets with a fair market value of $36,879,274 consisting of cash, interest receivable and securities of the Company with a fair value of $33,516,116 (identified costs of investments transferred were $35,067,906) and cash were the primary assets received by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Partnership was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The shares of each class represent an interest in the same portfolio of investments of the Funds and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over-the-counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the last available bid price for such securities, or if such prices are not available, at the bid price obtained from at least one broker-dealer or at prices for securities of comparable maturity, quality and type. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost. The Funds value exchange-traded options at the last sales price, or, if no last sales price is available, at the last bid price.

Robinson Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2016 (Unaudited)

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Trading in securities on many foreign securities exchanges and OTC markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days which are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset values (“NAV”) are not calculated and on which the Fund does not effect sales and redemptions of its shares.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The Opportunistic Income Fund incurred offering costs of approximately $32,123, which are being amortized over a one-year period from December 31, 2015 (commencement of operations).

(c) Closed-End Funds
The Funds invest in shares of closed-end funds (“CEFs”). Investments in closed-end funds are subject to various risks, including reliance on management’s ability to meet the closed-end fund’s investment objective and to manage the closed-end fund portfolio; fluctuation in the net asset value of closed-end fund shares compared to the changes in the value of the underlying securities that the closed-end fund owns; and bearing a pro rata share of the management fees and expenses of each underlying closed-end fund resulting in Fund’s shareholders being subject to higher expenses than if he or she invested directly in the closed-end fund(s). The closed-end funds in which the Funds will invest may be leveraged. As a result, the Funds may be exposed indirectly to leverage through investment in a closed-end fund. An investment in securities of a closed-end fund that uses leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of the shares) will be diminished.

Robinson Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2016 (Unaudited)

(d) Municipal Bonds Risk
The underlying closed-end funds in which the Funds invest will invest primarily in municipal bonds. Litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on the ability of an issuer of municipal bonds to make payments of principal and/or interest. Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal bonds. If the Internal Revenue Service (the “IRS”) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could significantly decline in value.

(e) Futures Contracts
The Funds may enter into futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. The Funds intend primarily to invest in short positions on U.S. Treasury Futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded. Each day a futures contract is held, the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. Variation margin does not represent borrowing or a loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations. As discussed below, however, the Funds may not always be able to make an offsetting purchase or sale. In the case of a physically settled futures contract, this could result in the Funds being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Funds.

At any time prior to the expiration of a futures contract, a Fund may seek to close the position by seeking to take an opposite position, which would operate to terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Funds may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

Robinson Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2016 (Unaudited)

(f) Short Sales
The Funds and the CEFs held by the Funds may sell securities short. Short sales are transactions under which the Funds sell a security they do not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(g) Distributions to Shareholders
The Funds will make dividend distributions of net investment income, if any, monthly and net capital gains distributions, if any, at least annually, typically in December. Each Fund may make an additional payment of dividends or distributions if it deems it desirable at any other time during the year. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Liberty Street Advisors, Inc. (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor at the annual rate of 1.10% of the Funds’ average daily net assets. The Advisor engages Robinson Capital Management, LLC (the “Sub-Advisor”) to manage the Funds and pays the Sub-Advisor from its advisory fees.

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Funds to ensure that total annual operating expenses (excluding taxes, interest, portfolio transaction expenses, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.60%, 2.35% and 1.35% of the Funds’ average daily net assets for Class A, Class C, and Institutional Class, respectively. This agreement is in effect until April 30, 2017, and it may be terminated before that date only by the Trust’s Board of Trustees.

Robinson Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2016 (Unaudited)

For the six months ended June 30, 2016, the Advisor waived advisory fees totaling $63,819, and $95,783 for the Tax Advantaged Income Fund and Opportunistic Income Fund, respectively. The Advisor may recover from the Funds’ fees and/or expenses previously waived and/or absorbed if the Funds’ expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from the Funds for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred. The Advisor may recapture all or a portion of this amount no later than December 31, of the years stated below:

	Tax Advantaged Income Fund	Opportunistic Income Fund
2017	$89,109	$-
2018	206,171	-
2019	63,819	95,783
Total	$359,099	$95,783

Foreside Fund Services, LLC (“Distributor”) serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds does not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended June 30, 2016, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended June 30, 2016 are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At June 30, 2016, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Tax Advantaged Income Fund	Opportunistic Income Fund
Cost of investments	$115,199,547	$46,490,841
Gross unrealized appreciation	$8,086,860	$2,158,951
Gross unrealized depreciation	(199,293)	(744,878)
Net unrealized appreciation on investments	$7,887,567	$1,414,073

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Robinson Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2016 (Unaudited)

As of December 31, 2015 the components of accumulated earnings on a tax basis were as follows:

Tax Advantaged Income Fund
Undistributed ordinary income	$-
Undistributed long-term gains	-
Tax accumulated earnings	-

Accumulated capital and other losses	(68,018)
Unrealized appreciation on investments	1,351,025
Unrealized appreciation on Futures and Other Adjustments	-
Total accumulated earnings	$1,283,007

The tax character of distribution paid during the fiscal years ended December 31, 2015, and December 31, 2014 were as follows:

	Tax Advantaged Income Fund
Distribution paid from:	2015	2014
Tax exempt income	$2,007,489	$98,866
Ordinary income	15,893	-
Long-term capital gains	-	-
Total distributions paid	$2,023,382	$98,866

As of December 31, 2015, the Tax Advantaged Income Fund had a non-expiring long-term capital loss carryforward of $68,018.

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

The Tax Advantaged Income Fund designates $2,007,489 as tax-exempt dividends for the calendar year ended December 31, 2015.

Note 5 – Investment Transactions
For the six months ended June 30, 2016, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Tax Advantaged Income Fund	$116,542,583	$74,652,848
Opportunistic Income Fund	37,197,575	25,848,000

Note 6 – Distribution Plan
The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Funds to pay distribution fees for the sale and distribution of their Class A and Class C shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% and 1.00% of average daily net assets attributable to Class A and Class C, respectively, payable to the Distributor. The Institutional Class does not pay any distribution fees.

Robinson Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2016 (Unaudited)

The Advisor’s affiliated broker-dealer, HRC Fund Associates, LLC (“HRC”), markets the Funds shares to financial intermediaries pursuant to a marketing agreement with the Advisor. In addition, HRC may receive sales charges from the Funds’ distributor for activities relating to the marketing of Funds’ shares pursuant to a wholesaling agreement with the Funds’ distributor. For the six month ended June 30, 2016, HRC did not receive any sales charges or distribution fees with respect to the Funds pursuant to the wholesaling agreement.

For the six months ended June 30, 2016, distribution fees incurred are disclosed on the Statement of Operations.

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended June 30, 2016, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Robinson Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2016 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2016, in valuing the Funds’ assets carried at fair value:

Tax Advantaged Income Fund	Level 1	Level 2**	Level 3**	Total
Investments
Closed-End Funds	$118,490,769	$-	$-	$118,490,769
Exchange-Traded Funds	2,186,800	-	-	2,186,800
Short-Term Investments	2,409,545	-	-	2,409,545
Total Investments	$123,087,114	$-	$-	$123,087,114

Other Financial Instruments*
Futures Contracts	$(1,530,266)	$-	$-	$(1,530,266)
Total Other Financial Instruments	$(1,530,266)	$-	$-	$(1,530,266)

Opportunistic Income Fund	Level 1	Level 2**	Level 3**	Total
Investments
Closed-End Funds	$46,751,531	$-	$-	$46,751,531
Exchange-Traded Funds	349,140			349,140
Short-Term Investments	804,243	-	-	804,243
Total Investments	$47,904,914	$-	$-	$47,904,914

Other Financial Instruments*
Futures Contracts	$(281,416)	$-	$-	$(281,416)
Total Other Financial Instruments	$(281,416)	$-	$-	$(281,416)

*	Other financial instruments are derivative instruments such as futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
**	The Funds did not hold any Level 2 or Level 3 securities at period end.

Transfers between levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Robinson Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2016 (Unaudited)

Note 10 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows. The Funds invested in futures contracts during the year ended June 30, 2016.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of June 30, 2016 by risk category are as follows:

	Statement of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Asset Derivatives	Liability Derivatives
			Value	Value
Tax Advantaged Income Fund	Unrealized appreciation/ depreciation on open futures contracts	Interest rate contracts	$-	$1,530,266
Opportunistic Income Fund	Unrealized appreciation/ depreciation on open futures contracts	Interest rate contracts	-	179,228
	Unrealized appreciation/ depreciation on open futures contracts	Equity contracts	-	102,188

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Derivatives not designated as hedging instruments	Futures Contracts	Total
Tax Advantaged Income Fund	Interest rate contracts	$(1,437,866)	$(1,437,866)
Opportunistic Income Fund	Interest rate contracts	(84,723)	(84,723)
	Equity contracts	(348,555)	(348,555)

	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
	Derivatives not designated as hedging instruments	Futures Contracts	Total
Tax Advantaged Income Fund	Interest rate contracts	$(1,898,329)	$(1,898,329)
Opportunistic Income Fund	Interest rate contracts	(179,228)	(179,228)
	Equity contracts	(102,188)	(102,188)

Robinson Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2016 (Unaudited)

The notional amount and the number of contracts are included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of June 30, 2016 are as follows:

	Derivatives not designated as hedging instruments	Short futures contracts	Total
Tax Advantaged Income Fund	Interest rate contracts	350	350
Opportunistic Income Fund	Interest rate contracts	80	80
	Equity contracts	66	66

Note 11 – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures
Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures requires an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 12 – Recently Issued Accounting Pronouncements
In May 2015, the FASB issued ASU No. 2015-07 Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent). The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share (“NAV”) practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

Note 13 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Robinson Tax Advantaged Income Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory and Sub-Advisory Agreements
At an in-person meeting held on June 7-9, 2016, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Liberty Street Advisors, Inc. (the “Investment Advisor”) with respect to the Robinson Tax Advantaged Income Fund series of the Trust (the “Fund”) for an additional one-year term. The Board and the Independent Trustees also approved the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Investment Advisor and Robinson Capital Management, LLC (the “Sub-Advisor”) with respect to the Fund for an additional one-year term. The Advisory Agreement and the Sub-Advisory Agreement are referred to below as the “Fund Advisory Agreements.” In approving each Fund Advisory Agreement, the Board of Trustees, including the Independent Trustees, determined that such approval is in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund and the Fund Advisory Agreements from the Investment Advisor, the Sub-Advisor and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and Sub-Advisor; information regarding the background, experience and compensation structure of relevant personnel who provide services to the Fund; reports comparing the performance of the Fund with returns of the BofA Merrill Lynch U.S. Dollar 3-Month LIBOR Constant Maturity Index and a group of comparable funds selected by Morningstar, Inc. (the “Peer Group”) from its Nontraditional Bond fund universe (the “Fund Universe”) for various periods ended March 31, 2016; and reports comparing the investment advisory fee and total expenses of the Fund with those of funds in the Peer Group and the Fund Universe. The Board also received a memorandum from the independent legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements. In addition, the Board met with representatives of the Investment Advisor and Sub-Advisor and considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor or the Sub-Advisor were present during the Board’s final consideration of the Fund Advisory Agreements.

In approving the Fund Advisory Agreements, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Liberty Street Advisors, Inc.

Nature, Extent and Quality of Services

With respect to the performance results of the Fund, the meeting materials indicated that the total return of the Fund for the one-year period was above the median returns of the Peer Group and the Fund Universe and the return of the BofA Merrill Lynch U.S. Dollar 3-Month LIBOR Constant Maturity Index.

In addition to reviewing the performance of the Fund, the Board discussed, among other things, the nature, extent and quality of the services provided by the Investment Advisor with respect to the Fund. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the Investment Advisor’s organization and operations, and the Investment Advisor’s compliance structure. In addition, the Board considered the respective roles of the Investment Advisor and the Sub-Advisor, noting that the Investment Advisor provides overall supervision of the general investment management and investment operations of the Fund and oversees the Sub-Advisor with respect to the Fund’s operations, including monitoring the investment and trading activities of the Sub-Advisor, and monitoring the Fund’s compliance with its investment policies; and that the Sub-Advisor’s responsibilities include day-to-day portfolio management.

Robinson Tax Advantaged Income Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management of oversight services provided by the Investment Advisor to the Fund are sufficient for renewal of the Advisory Agreement.

Advisory Fee and Expense Ratio

The Board considered information included in the meeting materials regarding the investment advisory fee and total expenses of the Fund. With respect to the advisory fee paid by the Fund, the meeting materials indicated that the advisory fee (gross of fee waivers by the Investment Advisor) was above the median advisory fees of the funds in the Peer Group and Fund Universe by 0.45%. The Trustees considered the Investment Advisor’s observations that most of the funds in the Peer Group do not use strategies that are substantially similar to those of the Fund; that unlike the Fund, those funds do not invest in closed-end funds and do not employ hedging strategies similar to those of the Fund; that most of those funds are either closed-end funds themselves or are open-end funds that make only long investments in municipal bond funds, both of which would be expected to have lower fees that that of the Fund; and that the Fund’s advisory fee of 1.10% was between the advisory fees (1.00% and 1.20%) of the two funds in the Peer Group identified by the Investment Advisor as being most comparable to the Fund, as those funds also invest in closed-end funds, although unlike the Fund those funds only make long investments.

In addition, the Trustees observed that the advisory fee charged by the Investment Advisor with respect to the Fund is the same as the advisory fee charged by the Investment Advisor to serve as investment advisor to another series of the Trust using a similar strategy as that of the Fund. The Trustees also noted that the Investment Advisor serves as investment advisor to four additional series of the Trust, that the Investment Advisor’s oversight responsibilities with respect to the Fund are similar to its responsibilities with respect to those other series, and that the Fund’s advisory fee is similar to the advisory fees charged by the Investment Advisor with respect to those other series.

The meeting materials indicated that the total expenses (net of fee waivers by the Investment Advisor) paid by the Fund were higher than the median total expenses of the funds in the Peer Group and Fund Universe by 0.09% and 0.45%, respectively. The Trustees noted, however, that the observations made by the Investment Advisor with respect to the Fund’s advisory fee were also relevant to their review of the Fund’s total expenses, that the total expenses of the Fund were the same as or less than those of the two funds considered by the Investment Advisor to be most comparable to the Fund, and that the Fund’s average net assets are significantly lower than the average net assets of funds in the Peer Group and Fund Universe.

The Board and the Independent Trustees concluded that based on the information they had reviewed the compensation payable to the Investment Advisor under the Advisory Agreement is fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund.

Robinson Tax Advantaged Income Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Profitability and Economies of Scale

The Board also considered information relating to the Investment Advisor’s costs and profits with respect to the Fund for the year ended March 31, 2016, taking into account that the Investment Advisor had waived a significant portion of its advisory fees, and determined that the profit level was reasonable. The Board noted the benefits received by the Investment Advisor as a result of its relationship with the Fund (other than advisory fees paid to the Investment Advisor) included benefits received by its affiliated broker-dealer in connection with marketing Fund shares, beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Board also noted that although there are no advisory fee breakpoints, the Fund did not realize any economies of scale and that any such economies would be considered in the future as the Fund’s assets grow.

Robinson Capital Management, LLC

Nature, Extent and Quality of Services

The Board considered the services provided by the Sub-Advisor to the Fund. In doing so, the Board considered the Sub-Advisor’s specific responsibilities in day-to-day portfolio management of the Fund, the strategies implemented by the Sub-Advisor in managing the Fund, and the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund. The performance of the Fund is described above. The Board also considered the overall quality of the Sub-Advisor’s organization and operations, as well as its compliance structure.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by the Sub-Advisor to the Fund are sufficient for renewal of the Sub-Advisory Agreement.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee charged by the Sub-Advisor with respect to the Fund. In doing so, the Board considered the relative levels and types of services provided by the Investment Advisor and the Sub-Advisor, noting that the Investment Advisor actively supervises and monitors the investment and trading activities of the Sub-Advisor, analyzes the Fund’s investment operations, and provides general administrative services related to the Investment Advisor’s overall supervision of the Fund. The Board observed that the sub-advisory fee charged by the Sub-Advisor with respect to the Fund is the same as the sub-advisory fee charged by the Sub-Advisor to sub-advise another series of the Trust using a similar strategy as that of the Fund. The Board also noted that the Investment Advisor pays the Sub-Advisor’s fee out of the Investment Advisor’s advisory fee.

The Board and the Independent Trustees concluded that the compensation payable to the Sub-Advisor under the Sub-Advisory Agreement is fair and reasonable in light of the services provided by the Sub-Advisor to the Fund.

Benefits to the Sub-Advisor

The Board considered the potential benefits received by the Sub-Advisor as a result of its relationship with the Fund (other than the receipt of sub-advisory fees), including any research made available to the Sub-Advisor by broker-dealers providing execution services to the Fund, beneficial effects from the review by the Trust’s Chief Compliance Officer of the Sub-Advisor’s compliance program, and name recognition and other intangible benefits of the Sub-Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.

Robinson Tax Advantaged Income Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Conclusions

Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Fund Advisory Agreements is in the best interests of the Fund and its shareholders and accordingly, approved the Fund Advisory Agreements.

Robinson Funds
EXPENSE EXAMPLES
For the Six Months Ended June 30, 2016 (Unaudited)

Expense Example
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments on certain classes, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the rows titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Tax Advantaged Income Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		1/1/16	6/30/16	1/1/16 – 6/30/16
Class A	Actual Performance	$1,000.00	$1,076.40	$8.26
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.91	8.02
Class C	Actual Performance	1,000.00	1,071.80	12.11
	Hypothetical (5% annual return before expenses)	1,000.00	1,013.17	11.77
Institutional Class	Actual Performance	1,000.00	1,077.70	6.97
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.15	6.77

*	Expenses are equal to the Fund’s annualized expense ratios of 1.60%, 2.35% and 1.35% for Class A, Class C and Institutional Class, respectively, multiplied by the average account values over the period, multiplied by 182/366 (to reflect the six months period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Robinson Funds
EXPENSE EXAMPLES
For the Six Months Ended June 30, 2016 (Unaudited)

Opportunistic Income Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		1/1/16	6/30/16	1/1/16 – 6/30/16
Class A	Actual Performance	$1,000.00	$1,090.00	$8.30
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.92	8.01
Class C	Actual Performance	1,000.00	1,084.60	12.17
	Hypothetical (5% annual return before expenses)	1,000.00	1,013.19	11.75
Institutional Class	Actual Performance	1,000.00	1,089.90	7.01
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.16	6.77

*	Expenses are equal to the Fund’s annualized expense ratios of 1.60%, 2.35% and 1.35% for Class A, Class C and Institutional Class, respectively, multiplied by the average account values over the period, multiplied by 182/366 (to reflect the six months period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Robinson Funds
Each a series of Investment Managers Series Trust

Investment Advisor
Liberty Street Advisors, Inc.
100 Wall Street, 20th Floor
New York, New York 10005

Investment Sub-Advisor
Robinson Capital Management, LLC
63 Kercheval Avenue, Suite 111
Grosse Pointe Farms, Michigan 48236

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Robinson Tax Advantaged Income Fund – Class A	ROBAX	46141Q 105
Robinson Tax Advantaged Income Fund – Class C	ROBCX	46141Q 204
Robinson Tax Advantaged Income Fund – Institutional Class	ROBNX	46141Q 303
Robinson Opportunistic Income Fund – Class A	RBNAX	46141Q 576
Robinson Opportunistic Income Fund – Class C	RBNCX	46141Q 568
Robinson Opportunistic Income Fund – Institutional Class	RBNNX	46141Q 550

Privacy Principles of the Robinson Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to its shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Robinson Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (800) 207-7108, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 207-7108, or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by calling the Funds at (800) 207-7108. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Robinson Funds
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (800) 207-7108

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	09/08/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	09/08/2016

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	09/08/2016